Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Issued capital [member]	Treasury shares [member]	Reserve of change in value of foreign currency basis spreads [member]	Accumulated other comprehensive income [member]
Beginning balance at Apr. 30, 2019	$ 39,036	$ 50,725	$ 11,349	$ 2,835	$ (25,873)
Beginning balance, shares at Apr. 30, 2019	49,646,851
Foreign currency translation differences	$ 1,897			1,897
Earnings (loss) for the year	(3,629)				(3,629)
Ending balance at Apr. 30, 2020	$ 37,304	50,725	11,349	4,732	(29,502)
Ending balance, shares at Apr. 30, 2020	49,646,851
Foreign currency translation differences	$ (3,916)			(3,916)
Earnings (loss) for the year	2,892				2,892
Ending balance at Apr. 30, 2021	$ 36,280	50,725	11,349	816	(26,610)
Ending balance, shares at Apr. 30, 2021	49,646,851
Foreign currency translation differences	$ 1,369			1,369
Earnings (loss) for the year	2,405				2,405
Ending balance at Apr. 30, 2022	$ 40,054	$ 50,725	$ 11,349	$ 2,185	$ (24,205)
Ending balance, shares at Apr. 30, 2022	49,646,851